PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Feb. 29, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	February 29, 2020	February 28, 2019
Prepaid software and hardware license and maintenance fees	$3,346	$3,095
Deferred commissions	3,678	—
Other prepaid expenses and other current assets	5,578	4,567
	$12,602	$7,662